Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Apr. 30, 2015	Nov. 30, 2014	Apr. 14, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Aggregate compensation paid				$ 0	$ 0	$ 27,255
Blackstone [Member]
Related Party Transaction [Line Items]
Aggregate compensation paid						3,000
Fee paid to provide financial consulting services	$ 400	$ 500
Senior Secured Term Loan Facility [Member] | Affiliates of Black Stone [Member]
Related Party Transaction [Line Items]
Senior secured credit facility				$ 81,600	41,600
Previously Managed Hotels [Member]
Related Party Transaction [Line Items]
Management fee			1.67%
LQM management agreements expiration date			Jul. 31, 2027
Management fees earned by LQM			$ 200
Service reimbursement			200
Brand marketing fund fee percentage				2.50%
Return fee percentage				5.00%
Revenues related to Managed Hotels			300
Royalty fee percentage				0.33%
Royalty fees			$ 100
Purchase products and services from affiliates				$ 4,900	$ 2,600	$ 2,800